Exhibit 99.3 Schedule 5

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
23208	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	1590	XXXXXX	7.2912	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
34827	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
34984	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	1499	XXXXXX	6.8225	Unemployed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0

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